Other Long Term Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Rent deposits	$ 4,209	$ 4,051
Non-current investments other than investments accounted for using equity method	$ 8,407	$ 8,000